Short-term Borrowings (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Gravitics Inc [Member]
Schedule of Short term Borrowings
	As of March 31,	As of December 31,
	2026	2025
Due to related parties	$-	$45
Due to employees	-	28
Third party borrowings	337	300
Total short-term borrowings	$337	$373

The following table summarizes the outstanding borrowings as of December 31, 2025 and 2024 (amounts in thousands):

	December 31,
	2025	2024
Due to related parties	$45	$-
Due to employees	28	-
Third party borrowings	300	300
Total short-term borrowings	$373	$300